Trade payables and other current liabilities - Additional Information (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase of accrued expenses	€ 2,200
Increase of other trade payables	500
Increase of other accruals	1,000
Decrease of trade payables	400
Increase in payroll tax and other payroll liabilities	1,000
Deferred revenues and contract liabilities	16,684		€ 16,518
Nanobiotix S.A.
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase in payroll tax and other payroll liabilities	700
Increase in accrued bonuses	500
Increase in accrued paid vacation	200
Nanobiotix Corp.
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase in payroll tax and other payroll liabilities	200
312 study
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase of accrued expenses	2,100
1100 study
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase of accrued expenses	200
Termination of PharmaEngine collaboration agreement, NBTXR3
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Current accrued expenses | $		$ 1
LianBio, NBTXR3
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Deferred revenues and contract liabilities	€ 16,500